LONG-TERM LIABILITIES - LOANS AND OTHER (Tables)	12 Months Ended
Dec. 31, 2012
LONG-TERM LIABILITIES - LOANS AND OTHER [Abstract]
Schedule of Loans

	December 31
	2 0 1 2	2 0 1 1
	$ in thousands

Loans from banks (1)	849	1,024
Loans from Shareholders (2)	-	100
Loans from Other (3)	340	509
	1,189	1,633

Schedule of Future Maturities
	December 31
	2 0 1 2	2 0 1 1
	$ in thousands

2013	364	464
2014	364	364
2015	194	363
2016 and thereafter	267	442
	1,189	1,633